Commitments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Energy Purchase And Transportation Contracts [Member]
IfrsStatementLineItems [Line Items]
Commitments	R$ 108,768,267	R$ 132,307,398
Construction Of Jandara Wind Farm Complex [Member]
IfrsStatementLineItems [Line Items]
Commitments		147,682
Acquisition Of Assets For Electricity Distribution [Member]
IfrsStatementLineItems [Line Items]
Commitments	1,187,336	1,374,177
Gas Purchase Contracts [Member]
IfrsStatementLineItems [Line Items]
Commitments	R$ 3,875,135	R$ 1,841,767